Stockholders’ Deficit (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 18, 2024 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Ordinary share conversion basis	0.20	20
Warrant [Member]
Class of Stock [Line Items]
Warrants price per share | $ / shares	$ 0.01	$ 0.01
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	Holders of the Company’s Class A common stock are entitled to one vote for each share.	Holders of the Company’s Class A common stock are entitled to one vote for each share.
Common stock, shares issued	635,075	635,075	635,075
Common stock, shares outstanding	635,075	635,075	635,075
Common stock, shares	115,000	115,000	115,000
Temporary equity, shares issued	2,319,435	5,556,350	11,500,000
Temporary equity, shares oustanding	2,319,435	5,556,350	11,500,000
Warrants price per share | $ / shares	$ 11.50	$ 11.50
Common stock subject to possible redemption shares		5,556,350	11,500,000
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants price per share | $ / shares	$ 18.00	$ 18.00
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	Holders of the Company’s Class B common stock are entitled to one vote for each share.	Holders of the Company’s Class B common stock are entitled to one vote for each share.
Common stock, shares issued	2,875,000	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000	2,875,000
Common Class B [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Share base compensation arrangement by share based payment award options forfeitures in period		375,000	375,000